OTHER NON-CURRENT LIABILITIES (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($) subsidiary	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
OTHER NON-CURRENT LIABILITIES [Abstract]
Defined benefit scheme	$ 950	$ 677
Warrant liability	7,784	3,889
Phantom stock plan	514	411
Other	1,890	2,081
Other non-current liabilities	$ 11,138	$ 7,058
Defined benefit scheme [Abstract]
Number of group subsidiaries | subsidiary	2
Period of salary that employees are entitled to upon each year of service period under benefit plan	15 days
Minimum period of service to be counted as one year under benefit plan	6 months
Period of salary based on latest salary rate defined as one half month's salary under benefit plan	15 days
Period of service incentive leave defined as one half month's salary under benefit plan	5 days
Percentage of 13 month's pay defined as one half month's salary under benefit plan	8.333%
Retirement age	60 years
Minimum service period required in previously credited service to be entitled benefit plan	5 years
Principal assumptions used for purposes of actuarial valuations [Abstract]
Discount rates	4.87%	3.98%
Expected rate of salary increase	3.00%	2.00%
Defined benefits recognized in profit or loss and other comprehensive income [Abstract]
Current service cost	$ 209	$ 100	$ 107
Interest on obligation	19	21	22
Total	228	121	129
Other non-current liabilities arising from defined benefit obligations [Abstract]
Present value of unfunded defined benefit obligation	950	677
Net liability arising from defined benefit obligation	950	677
Movement in present value of defined benefit obligation [Abstract]
Present value of defined benefit obligation at the beginning of the year	677	356
Foreign exchange movements	19	16
Current service cost	209	100	107
Interest cost	19	21	22
Actuarial gains	26	184	(109)
Present value of defined benefit obligation at the end of the year	950	677	$ 356
Deferred social security payment	$ 1,100	$ 1,800